RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)		1 Months Ended
	Oct. 24, 2020	Jun. 30, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Sponsor
RELATED PARTY TRANSACTIONS
Maximum shares subject to forfeiture		1,125,000
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00
Sponsor | Founder Shares
RELATED PARTY TRANSACTIONS
Maximum shares subject to forfeiture		1,125,000
Class B Common stock
RELATED PARTY TRANSACTIONS
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)				20.00%
Founder shares outstanding			8,355,393	8,355,393	8,355,393
Class B Common stock | Sponsor
RELATED PARTY TRANSACTIONS
Shares issued		8,625,000
Consideration received		$ 25,000
Maximum shares subject to forfeiture		269,607
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%
Shares forfeited	269,607
Founder shares outstanding	8,355,393
Class B Common stock | Sponsor | Founder Shares
RELATED PARTY TRANSACTIONS
Shares issued		8,625,000
Consideration received		$ 25,000
Maximum shares subject to forfeiture		269,607
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%
Shares forfeited	269,607
Founder shares outstanding	8,355,393
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrant, after the completion of the initial business combination		20 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		30 days
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		150 days
Restrictions on transfer period of time after business combination completion		1 year